SUBSEQUENT EVENTS - Schedule of Expected Performance Objectives and Weightings (Detail) - Short Term Incentive Compensation Program 2018	Apr. 25, 2018
Non GAAP Operating Earnings
Subsequent Event [Line Items]
Percentage Of Short Term Incentive Plan	50.00%
Premiums and Flows
Subsequent Event [Line Items]
Percentage Of Short Term Incentive Plan	25.00%
Strategic Goals
Subsequent Event [Line Items]
Percentage Of Short Term Incentive Plan	25.00%